REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,406
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,132
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	875
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	223
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 176